Supplementary Oil and Gas Information - (Unaudited) - Capitalized Costs (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Capitalized Costs Relating To Oil and Gas Producing Activities By Geographic Area [line items]
Proved oil and gas properties	$ 10,838.3	$ 10,387.2
Unproved oil and gas properties	0.0
Total capitalized costs	10,838.3	10,387.2
Accumulated depletion and depreciation	(9,942.6)	(8,708.3)
Net capitalized costs	$ 895.7	$ 1,678.9